FORWARED PURCHASE AGREEMENT - (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 27, 2022 USD ($) Year $ / shares	Dec. 31, 2022 USD ($) Year	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 23, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Funds paid for the shares	$ 86,500	$ 1,362	$ 0	$ 0
Cash transferred					$ 10,000
Equity interests of acquirer					8,400
Vellar Opportunity Fund Spv Llc [Member]
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer					$ 1,600
Vellar Opportunity Fund Spv Llc [Member] | Forward Purchase Agreement [Member] | Business combinations [member]
Disclosure of detailed information about business combination [line items]
Risk-free rate	4.30%	4.27%
Volatility	50.00%	50.00%
Contractual time | Year	3	2.824
Share price | $ / shares	$ 8.29